Business Combination - Schedule of Identifiable Intangible Assets Acquired (Details) - Successor [Member] $ in Thousands	Mar. 15, 2018 USD ($)
Intangible Assets, Gross Asset Amount at Acquisition Date	$ 68,200
Trade Names and Trademarks [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	30,100
Customer Relationships [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	$ 9,100
Intangible Assets, Weighted Average Amortization Period in Years	12 years
Manufacturer Relationships [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	$ 29,000
Intangible Assets, Weighted Average Amortization Period in Years	12 years